Financial instruments related to commodity contracts - Cash flow hedge (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	$ 2,670	$ 2,770	$ (5,524)
Recycled amount from other comprehensive income to the income statement of the period	(2,671)	117	1,317
Cash flow hedge
Cash flow hedge
Ineffective portion of hedge	$ 127	$ 124	$ 132